Derivative liability (Detail Textuals 4)	1 Months Ended	12 Months Ended				3 Months Ended
	Mar. 06, 2013	Dec. 31, 2011	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Mar. 31, 2013 Investor Warrants USD ($) Stock_Warrant_Unit	Mar. 31, 2013 Dividend warrants USD ($)
Derivative [Line Items]
Number of units issued						13,125,002
Units issued, issue price per unit	0.80	0.50				0.80
Proceeds of units issued						$ 10,500,000
Number of common stock consisted in each unit						1
Number of warrant consisted in each unit						1
Term of warrants						5 years
Warrants, redemption price per share						0.001	0.001
Minimum closing price per share						$ 1.60	$ 2.50
Number of consecutive trading days						20 days	20 days
Average trading volume of shares per day						50,000
Exercise Price			0.50	0.50	0.50		1.25
Warrants, Redemption Description							Dividend Warrants may be redeemed by the Company upon not less than sixty (60) days nor more than ninety (90) days prior written notice.